Trade and Other Receivables (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments	$ 1,710	$ 1,022
Deposits	101	89
Recoverable VAT	97	246
Grants to be received	54	235
Other	0	23
Total prepaid expenses and other current assets	$ 1,962	$ 1,615